SHARE-BASED COMPENSATION EXPENSES (Details 1) - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Granted	1,740,000
Weighted average exercise price, Granted (in dollars per share)	$ 22.25
Performance Options 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Outstanding	1,476,000
Number of shares, Exercised	(142,500)
Number of shares, Outstanding	1,333,500	1,476,000
Number of shares, Expected to vest	1,476,000
Number of shares, Exercisable	483,900
Weighted average exercise price, Outstanding (in dollars per share)	$ 9.29
Weighted average exercise price, Exercised (in dollars per share)	8.98
Weighted average exercise price, Outstanding (in dollars per share)	8.89	$ 9.29
Weighted average exercise price, Vested and expected to vest (in dollars per share)	8.89
Weighted average exercise price, Exercisable (in dollars per share)	$ 8.89
Weighted average remaining contractual life (years), Outstanding	1 year 7 months 20 days	2 years 7 months 20 days
Weighted average remaining contractual life (years), Vested and expected to vest	1 year 7 months 20 days
Weighted average remaining contractual life (years), Exercisable	1 year 7 months 20 days
Aggregate intrinsic value, Outstanding (in dollars)		$ 22,435,000
Aggregate intrinsic value, Outstanding (in dollars)	$ 20,189,000
Aggregate intrinsic value, Vested and expected to vest (in dollars)	22,347
Aggregate intrinsic value, Exercisable (in dollars)	$ 7,326
Performance Options 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Outstanding	0
Number of shares, Granted	1,740,000
Number of shares, Outstanding	1,740,000	0
Number of shares, Expected to vest	1,055,000
Number of shares, Exercisable	0
Weighted average exercise price, Outstanding (in dollars per share)	$ 0
Weighted average exercise price, Granted (in dollars per share)	22.25
Weighted average exercise price, Outstanding (in dollars per share)	22.25	$ 0
Weighted average exercise price, Vested and expected to vest (in dollars per share)	22.25
Weighted average exercise price, Exercisable (in dollars per share)	$ 0
Weighted average remaining contractual life (years), Outstanding	4 years 10 months 13 days	0 years
Weighted average remaining contractual life (years), Vested and expected to vest	4 years 10 months 13 days
Weighted average remaining contractual life (years), Exercisable	0 years
Aggregate intrinsic value, Outstanding (in dollars)	$ 0
Aggregate intrinsic value, Outstanding (in dollars)	3,097,000	$ 0
Aggregate intrinsic value, Vested and expected to vest (in dollars)	1,878,000
Aggregate intrinsic value, Exercisable (in dollars)	$ 0